American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
June 30, 2026

High Income Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 95.6%
Aerospace and Defense — 2.6%
ATI, Inc., 5.875%, 12/1/27	325,000	325,853
ATI, Inc., 4.875%, 10/1/29	625,000	618,522
ATI, Inc., 7.25%, 8/15/30	850,000	883,106
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,539,945
ATI, Inc., 5.875%, 6/15/33	200,000	202,897
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	2,192,000	2,241,235
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	3,525,000	3,615,233
Boeing Co., 6.86%, 5/1/54	1,625,000	1,827,655
Bombardier, Inc., 8.75%, 11/15/30(1)	675,000	714,355
Bombardier, Inc., 7.25%, 7/1/31(1)	1,325,000	1,388,034
Bombardier, Inc., 6.75%, 6/15/33(1)	825,000	855,014
Bombardier, Inc., 5.875%, 1/15/35(1)	1,050,000	1,055,200
Carpenter Technology Corp., 5.625%, 3/1/34(1)	1,150,000	1,150,567
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 2/15/32(1)	2,600,000	2,604,209
Goat Holdco LLC, 6.75%, 2/1/32(1)	725,000	743,594
Moog, Inc., 5.50%, 10/15/34(1)	515,000	508,446
OneSky Flight LLC, 8.875%, 12/15/29(1)	1,000,000	1,058,246
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,600,000	1,595,794
TransDigm, Inc., 6.75%, 8/15/28(1)	1,400,000	1,415,693
TransDigm, Inc., 6.375%, 3/1/29(1)	825,000	838,638
TransDigm, Inc., 4.875%, 5/1/29	1,725,000	1,701,014
TransDigm, Inc., 6.875%, 12/15/30(1)	1,875,000	1,928,203
TransDigm, Inc., 7.125%, 12/1/31(1)	225,000	233,260
TransDigm, Inc., 6.625%, 3/1/32(1)	2,975,000	3,054,941
TransDigm, Inc., 6.375%, 5/31/33(1)	9,621,000	9,718,971
TransDigm, Inc., 6.25%, 1/31/34(1)	700,000	714,851
TransDigm, Inc., 6.75%, 1/31/34(1)	1,675,000	1,719,260
TransDigm, Inc., 6.125%, 7/31/34(1)	4,175,000	4,174,849
		48,427,585
Air Freight and Logistics — 0.1%
Rand Parent LLC, 8.50%, 2/15/30(1)	1,025,000	1,062,593
Automobile Components — 1.5%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	725,000	758,344
Adient Global Holdings Ltd., 7.50%, 2/15/33(1)	350,000	361,259
American Axle & Manufacturing, Inc., 5.00%, 10/1/29	2,961,000	2,874,518
American Axle & Manufacturing, Inc., 6.375%, 10/15/32(1)	550,000	548,391
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)	700,000	691,979
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	1,625,000	1,675,367
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	1,250,000	1,277,406
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.125%, 4/15/31(1)	500,000	501,228
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28(1)	1,050,000	1,052,875
Dexko Global, Inc., 7.50%, 4/15/32(1)	2,266,000	1,871,710
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	625,000	656,665
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	1,400,000	1,339,391
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	2,704,000	2,408,204
Goodyear Tire & Rubber Co., 8.875%, 7/15/32	750,000	757,005
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	775,000	675,663
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,820,672

Patrick Industries, Inc., 6.375%, 11/1/32(1)	200,000	199,371
Phinia, Inc., 6.625%, 10/15/32(1)	1,050,000	1,073,370
Tenneco, Inc., 8.00%, 11/17/28(1)	3,500,000	3,523,867
ZF North America Capital, Inc., 6.75%, 4/23/30(1)	700,000	694,722
ZF North America Capital, Inc., 7.50%, 3/24/31(1)	1,875,000	1,888,948
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	1,000,000	984,430
		27,635,385
Automobiles — 0.6%
Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/28(1)	1,300,000	1,297,929
Nissan Motor Acceptance Co. LLC, 5.55%, 9/13/29(1)	325,000	318,379
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	1,575,000	1,549,604
Nissan Motor Co. Ltd., 7.50%, 7/17/30(1)	200,000	206,304
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	2,200,000	2,050,015
Nissan Motor Co. Ltd., 7.75%, 7/17/32(1)	1,250,000	1,296,072
Nissan Motor Co. Ltd., 8.125%, 7/17/35(1)	2,250,000	2,383,787
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 1/15/31(1)	400,000	398,732
Thor Industries, Inc., 4.00%, 10/15/29(1)	575,000	546,212
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	442,000	443,966
		10,491,000
Banks — 1.1%
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(1)	1,598,000	1,577,038
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/1/32(1)	1,548,000	1,495,978
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,876,567
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	250,000	269,919
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,500,000	1,555,552
Freedom Mortgage Holdings LLC, 7.875%, 4/1/33(1)	825,000	805,245
LD Holdings Group LLC, 8.75%, 11/1/27(1)	1,002,000	923,806
LD Holdings Group LLC, 6.125%, 4/1/28(1)	875,000	732,340
PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/1/29(1)	1,773,000	1,736,872
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/29(1)	300,000	288,761
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	900,000	842,584
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	3,750,000	3,377,217
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	600,000	603,415
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	325,000	322,069
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,950,000	1,812,892
UWM Holdings LLC, 6.625%, 2/1/30(1)	425,000	396,365
UWM Holdings LLC, 6.25%, 3/15/31(1)	825,000	735,903
		20,352,523
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,250,000	1,255,476
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,490,748
		3,746,224
Biotechnology — 0.3%
AbbVie, Inc., 5.60%, 3/15/55	303,000	300,616
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	800,000	786,474
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	1,400,000	1,427,528
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	2,400,000	2,503,819
		5,018,437
Broadline Retail — 0.4%
Amazon.com, Inc., 5.80%, 3/13/56	200,000	198,864
Amazon.com, Inc., 5.95%, 3/13/66	200,000	199,002
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	825,000	824,649
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	225,023
Macy's Retail Holdings LLC, 6.375%, 3/15/37	700,000	656,788

Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,175,000	1,801,828
Macy's Retail Holdings LLC, 4.30%, 2/15/43	75,000	54,337
Rakuten Group, Inc., 11.25%, 2/15/27(1)	600,000	620,231
Rakuten Group, Inc., 9.75%, 4/15/29(1)	2,375,000	2,582,752
SGUS LLC, 11.00%, 12/15/29(1)(2)(3)	921,632	41,473
		7,204,947
Building Products — 2.2%
Advanced Drainage Systems, Inc., 5.375%, 3/1/34(1)	275,000	269,371
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,975,000	1,895,500
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	735,560
APi Group DE, Inc., 5.75%, 6/1/34(1)	725,000	718,576
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,950,000	1,913,195
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	5,350,000	4,987,355
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,525,000	3,580,247
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	5,350,000	5,415,029
Builders FirstSource, Inc., 6.75%, 5/15/35(1)	2,000,000	2,041,642
Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(1)	825,000	513,333
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	725,000	143,377
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	700,000	431,749
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	650,000	624,743
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	1,375,000	1,407,428
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31(1)	325,000	337,148
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,952,165
JELD-WEN Holding, Inc., 7.00%, 9/1/32(1)	475,000	276,474
JELD-WEN, Inc., 4.875%, 12/15/27(1)	250,000	199,306
JH North America Holdings, Inc., 5.875%, 1/31/31(1)	925,000	930,046
JH North America Holdings, Inc., 6.125%, 7/31/32(1)	1,050,000	1,059,447
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	1,050,000	1,041,620
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	450,000	423,973
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	2,050,000	2,063,723
Standard Building Solutions, Inc., 6.25%, 8/1/33(1)	1,675,000	1,664,830
Standard Building Solutions, Inc., 5.875%, 3/15/34(1)	2,350,000	2,266,817
Standard Industries, Inc., 4.75%, 1/15/28(1)	300,000	298,066
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,050,000	1,948,505
Standard Industries, Inc., 3.375%, 1/15/31(1)	650,000	585,442
Wilsonart LLC, 11.00%, 8/15/32(1)	1,000,000	811,484
		41,536,151
Capital Markets — 1.9%
Coinbase Global, Inc., 3.375%, 10/1/28(1)	6,050,000	5,746,931
Coinbase Global, Inc., 3.625%, 10/1/31(1)	5,274,000	4,597,701
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,109,510	1,057,682
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	849,230	772,175
FS KKR Capital Corp., 6.125%, 1/15/30	475,000	463,072
FS KKR Capital Corp., 7.50%, 8/1/31	675,000	672,551
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	4,592,000	4,541,111
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	1,917,000	1,881,609
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	448,803
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	2,750,000	2,715,530
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 6/15/30	1,300,000	1,213,328
Iliad Holding SAS, 7.00%, 10/15/28(1)	400,000	402,026
Iliad Holding SAS, 8.50%, 4/15/31(1)	750,000	795,019
Iliad Holding SAS, 7.00%, 4/15/32(1)	600,000	612,244
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	1,550,000	1,511,783
Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31(1)	225,000	232,754

Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	925,000	925,622
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33(1)	1,500,000	1,543,367
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	1,850,000	1,802,177
LCM Investments Holdings II LLC, 8.25%, 8/1/31(1)	800,000	834,055
Osaic Holdings, Inc., 6.75%, 8/1/32(1)	1,375,000	1,378,142
Osaic Holdings, Inc., 8.00%, 8/1/33(1)	1,450,000	1,456,435
		35,604,117
Chemicals — 3.4%
Ashland, Inc., 3.375%, 9/1/31(1)	400,000	372,460
Avient Corp., 7.125%, 8/1/30(1)	1,500,000	1,528,667
Avient Corp., 6.25%, 11/1/31(1)	800,000	811,178
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.125%, 6/15/33(1)	800,000	808,262
Celanese U.S. Holdings LLC, 7.33%, 7/15/29	800,000	836,793
Celanese U.S. Holdings LLC, 6.50%, 4/15/30	250,000	254,954
Celanese U.S. Holdings LLC, 7.55%, 11/15/30	1,193,000	1,265,296
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	975,000	1,004,215
Celanese U.S. Holdings LLC, 7.38%, 7/15/32	4,096,000	4,310,225
Celanese U.S. Holdings LLC, 7.70%, 11/15/33	5,375,000	5,745,973
Celanese U.S. Holdings LLC, 7.375%, 2/15/34	700,000	723,709
Chemours Co., 5.75%, 11/15/28(1)	2,101,000	2,106,834
Chemours Co., 4.625%, 11/15/29(1)	1,925,000	1,838,642
Chemours Co., 8.00%, 1/15/33(1)	1,550,000	1,571,035
Chemours Co., 7.875%, 3/15/34(1)	2,025,000	2,036,674
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	1,275,000	1,245,442
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	600,781
FMC Corp., 3.45%, 10/1/29	975,000	903,381
FMC Corp., 8.00%, 6/1/31(1)	1,000,000	1,041,490
FMC Corp., 5.65%, 5/18/33	975,000	875,194
FMC Corp., 6.375%, 5/18/53	700,000	550,861
FMC Corp., VRN, 8.45%, 11/1/55	900,000	656,118
FXI Holdings, Inc., 11.00%, 11/15/30(1)	2,663,168	2,250,377
FXI Holdings, Inc., 16.00% PIK, 11/15/29(1)	1,844,248	493,336
Herens Holdco SARL, 4.75%, 5/15/28(1)	1,000,000	873,045
Innophos Holdings, Inc., 11.50%, 6/15/29(1)	2,075,000	1,910,691
Mativ Holdings, Inc., 8.00%, 10/1/29(1)	600,000	596,372
Methanex Corp., 5.125%, 10/15/27	750,000	749,645
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	350,000	354,612
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	800,000	801,025
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	2,025,000	2,098,339
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	675,000	656,861
NOVA Chemicals Corp., 9.00%, 2/15/30(1)	1,800,000	1,886,553
NOVA Chemicals Corp., 7.00%, 12/1/31(1)	1,200,000	1,261,694
Olin Corp., 5.625%, 8/1/29	1,775,000	1,763,002
Olin Corp., 6.625%, 4/1/33(1)	1,425,000	1,408,852
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	500,000	485,300
Olympus Water U.S. Holding Corp., 6.25%, 10/1/29(1)	2,850,000	2,811,808
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	650,000	641,555
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	1,850,000	1,835,404
Scotts Miracle-Gro Co., 4.00%, 4/1/31	1,950,000	1,834,473
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	700,000	696,011
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, 6.125%, 7/15/33(1)(4)	1,200,000	1,202,232
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 5.13% Cash plus 2.50% PIK, 5/3/29(1)(2)(3)	1,810,307	4,707
Tronox, Inc., 4.625%, 3/15/29(1)	2,175,000	1,524,433
Tronox, Inc., 9.125%, 9/30/30(1)	200,000	201,074

WR Grace Holdings LLC, 5.625%, 8/15/29(1)	2,350,000	2,210,637
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	600,000	602,900
WR Grace Holdings LLC, 6.625%, 8/15/32(1)	720,000	698,866
WR Grace Holdings LLC, 7.00%, 8/1/33(1)	500,000	487,291
		63,429,279
Commercial Services and Supplies — 3.2%
ADT Security Corp., 4.125%, 8/1/29(1)	2,175,000	2,086,584
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	803,801
ADT Security Corp., 5.875%, 10/15/33(1)	1,575,000	1,548,379
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	4,075,000	4,262,120
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	8,272,000	8,241,119
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)	350,000	359,900
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,400,000	1,380,568
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,100,000	1,081,845
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	1,300,000	1,306,854
Brink's Co., 6.50%, 6/15/29(1)	1,550,000	1,582,180
Brink's Co., 6.75%, 6/15/32(1)	750,000	767,026
Champions Financing, Inc., 8.75%, 2/15/29(1)	275,000	267,704
Cimpress PLC, 7.375%, 9/15/32(1)	925,000	935,897
Clean Harbors, Inc., 6.375%, 2/1/31(1)	350,000	355,185
Clean Harbors, Inc., 5.75%, 10/15/33(1)	775,000	780,764
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	560,355
Garda World Security Corp., 6.00%, 6/1/29(1)	3,525,000	3,475,192
Garda World Security Corp., 6.50%, 1/15/31(1)	500,000	507,297
Garda World Security Corp., 8.25%, 8/1/32(1)	700,000	716,964
Garda World Security Corp., 8.375%, 11/15/32(1)	400,000	409,610
GEO Group, Inc., 8.625%, 4/15/29	900,000	938,137
GEO Group, Inc., 10.25%, 4/15/31	1,950,000	2,108,028
GFL Environmental Holdings U.S., Inc., 5.625%, 7/1/31(1)	1,725,000	1,726,141
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(1)	925,000	905,888
GFL Environmental, Inc., 6.75%, 1/15/31(1)	800,000	824,022
GrafTech Global Enterprises, Inc., 9.875%, 12/23/29(1)	1,225,000	906,500
Hightower Holding LLC, 9.125%, 1/31/30(1)	700,000	729,660
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	524,000	522,180
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	4,750,000	4,847,912
Neptune Bidco U.S., Inc., 9.50%, 2/15/33(1)	1,340,000	1,356,491
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	3,800,000	3,716,688
Reworld Holding Corp., 5.00%, 9/1/30	950,000	819,066
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	1,625,000	1,686,418
RR Donnelley & Sons Co., 10.875%, 8/1/29(1)	1,000,000	1,028,810
RR Donnelley & Sons Co., 11.00%, 6/1/31(1)	1,725,000	1,674,925
RRD Parent, Inc.,13.00%, 2/4/30(1)	750,000	731,250
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	1,175,000	1,205,304
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	1,050,000	1,041,291
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	1,350,000	1,379,253
Williams Scotsman, Inc., 6.625%, 4/15/30(1)	575,000	592,795
		60,170,103
Communications Equipment — 0.2%
Nokia of America Corp., 6.45%, 3/15/29	883,000	895,627
Nokia OYJ, 6.625%, 5/15/39	1,375,000	1,462,365
Viasat, Inc., 6.50%, 7/15/28(1)	850,000	848,546
Viasat, Inc., 7.50%, 5/30/31(1)	1,275,000	1,289,166
		4,495,704

Construction and Engineering — 0.6%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,750,000	1,428,261
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	775,000	804,572
Granite Construction, Inc., 6.375%, 6/15/34(1)	150,000	152,903
Howard Midstream Energy Partners LLC, 7.375%, 7/15/32(1)	2,150,000	2,227,955
Howard Midstream Energy Partners LLC, 6.625%, 1/15/34(1)	1,505,000	1,518,671
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,075,000	1,072,008
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,100,000	2,112,968
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/28(1)	1,675,000	1,653,156
		10,970,494
Construction Materials — 0.5%
Knife River Corp., 7.75%, 5/1/31(1)	325,000	337,416
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	2,950,000	3,013,888
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	1,425,000	1,453,333
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	3,233,230
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	600,000	632,971
		8,670,838
Consumer Finance — 2.9%
Ally Financial, Inc., 6.70%, 2/14/33	1,075,000	1,106,970
Avation Group S Pte. Ltd., 8.50%, 5/15/31(1)	1,600,000	1,512,394
Azorra Finance Ltd., 7.75%, 4/15/30(1)	1,575,000	1,634,987
Azorra Finance Ltd., 7.25%, 1/15/31(1)	1,275,000	1,311,094
Azorra Finance Ltd., 6.25%, 2/15/34(1)	825,000	799,372
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	600,000	626,733
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	200,000	212,536
FirstCash, Inc., 4.625%, 9/1/28(1)	875,000	860,693
FirstCash, Inc., 5.625%, 1/1/30(1)	575,000	571,978
FirstCash, Inc., 6.875%, 3/1/32(1)	950,000	977,394
GGAM Finance Ltd., 6.875%, 4/15/29(1)	252,000	258,124
GGAM Finance Ltd., 5.875%, 3/15/30(1)	1,125,000	1,128,996
goeasy Ltd., 9.25%, 12/1/28(1)	400,000	393,030
goeasy Ltd., 7.625%, 7/1/29(1)	1,225,000	1,158,003
goeasy Ltd., 6.875%, 5/15/30(1)	1,300,000	1,158,105
goeasy Ltd., 6.875%, 2/15/31(1)	700,000	619,636
LFS Topco LLC, 8.75%, 7/15/30(1)	2,700,000	2,714,202
Navient Corp., 4.875%, 3/15/28	275,000	269,901
Navient Corp., 5.50%, 3/15/29	2,050,000	1,968,947
Navient Corp., 9.375%, 7/25/30	1,375,000	1,398,218
Navient Corp., 11.50%, 3/15/31	1,175,000	1,241,165
Navient Corp., 9.375%, 10/15/31	400,000	398,978
OneMain Finance Corp., 6.625%, 1/15/28	1,865,000	1,893,520
OneMain Finance Corp., 3.875%, 9/15/28	400,000	387,635
OneMain Finance Corp., 5.375%, 11/15/29	750,000	737,166
OneMain Finance Corp., 7.875%, 3/15/30	3,025,000	3,151,112
OneMain Finance Corp., 6.125%, 5/15/30	1,650,000	1,651,202
OneMain Finance Corp., 4.00%, 9/15/30	825,000	763,130
OneMain Finance Corp., 7.50%, 5/15/31	1,925,000	1,989,927
OneMain Finance Corp., 7.125%, 11/15/31	1,963,000	2,004,360
OneMain Finance Corp., 6.75%, 3/15/32	3,075,000	3,086,238
OneMain Finance Corp., 7.125%, 9/15/32	1,000,000	1,018,085
OneMain Finance Corp., 6.50%, 3/15/33	1,625,000	1,600,327
OneMain Finance Corp., 6.75%, 9/15/33	2,050,000	2,031,932
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	325,000	336,061
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,522,083

PRA Group, Inc., 8.875%, 1/31/30(1)	975,000	1,006,911
Rfna LP, 7.875%, 2/15/30(1)	2,700,000	2,722,307
SLM Corp., 6.50%, 1/31/30	325,000	329,637
SLM Corp., VRN, 6.50%, 5/15/32	750,000	750,069
Synchrony Financial, 7.25%, 2/2/33	1,125,000	1,173,214
TrueNoord Capital DAC, 8.75%, 3/1/30(1)	1,325,000	1,374,767
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(1)	975,000	987,942
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	1,750,000	1,666,898
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 1/15/32(1)	225,000	223,074
		54,729,053
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	2,225,000	2,244,640
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	325,000	308,917
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	2,525,000	2,444,347
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	775,000	758,217
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.625%, 3/31/32(1)	2,500,000	2,418,367
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 3/15/33(1)	550,000	545,468
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34(1)	2,550,000	2,431,668
Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,950,000	1,841,286
Kroger Co., 5.00%, 9/15/34	900,000	888,464
Kroger Co., 5.50%, 9/15/54	3,045,000	2,858,103
Kroger Co., 5.65%, 9/15/64	1,675,000	1,571,308
United Natural Foods, Inc., 6.75%, 10/15/28(1)	539,000	539,405
		18,850,190
Containers and Packaging — 1.5%
Ardagh Group SA, 9.50%, 12/1/30(1)	705,000	754,107
Ardagh Group SA, 5.50% Cash plus 6.50% PIK, 12/1/30(1)	2,071,500	1,980,872
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 9/1/28(1)	900,000	862,431
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(1)	1,800,000	1,711,958
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, 1/30/31(1)	600,000	607,102
Ball Corp., 3.125%, 9/15/31	550,000	498,124
Ball Corp., 5.50%, 9/15/33	475,000	478,218
Canpack Group, Inc./CANPACK SA, 6.00%, 5/15/31(1)	800,000	805,088
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	200,000	199,904
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(1)	500,000	498,765
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	675,000	666,372
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	3,300,000	3,205,456
Crown Americas LLC, 5.875%, 6/1/33	450,000	453,458
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/30(1)	400,000	409,142
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/30(1)	325,000	319,999
OI European Group BV, 4.75%, 2/15/30(1)	2,550,000	2,423,852
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	2,075,000	2,053,188
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	1,100,000	1,055,275
Owens-Brockway Glass Container, Inc., 9.50%, 6/1/33(1)	1,050,000	1,076,386
Sword Purchaser LLC, 8.25%, 4/15/33(1)	2,100,000	2,174,214
Sword Purchaser LLC, 10.50%, 4/15/34(1)	1,550,000	1,622,800
TriMas Corp., 4.125%, 4/15/29(1)	1,275,000	1,229,793
Trivium Packaging Finance BV, 8.25%, 7/15/30(1)	1,518,000	1,604,872
Trivium Packaging Finance BV, 12.25%, 1/15/31(1)	2,250,000	2,488,687
		29,180,063
Distributors — 0.2%
Core & Main LP, 6.00%, 7/1/34(1)(4)	750,000	754,300
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,475,000	1,432,462
Performance Food Group, Inc., 6.125%, 9/15/32(1)	1,200,000	1,216,177

Performance Food Group, Inc., 5.625%, 3/1/34(1)	300,000	294,656
RB Global Holdings, Inc., 7.75%, 3/15/31(1)	775,000	804,469
		4,502,064
Diversified Consumer Services — 0.3%
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,250,000	1,199,923
Service Corp. International, 4.00%, 5/15/31	2,825,000	2,668,420
Service Corp. International, 5.75%, 10/15/32	1,600,000	1,608,438
		5,476,781
Diversified REITs — 2.2%
Brandywine Operating Partnership LP, 6.125%, 1/15/31	650,000	621,788
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	5,950,000	5,720,235
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	3,875,000	3,761,035
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	1,550,000	1,247,086
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	1,045,000	719,351
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	2,100,000	2,151,429
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	950,000	950,133
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	1,450,000	1,418,741
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	1,125,000	1,152,549
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)	750,000	763,249
Prologis LP, 5.25%, 6/15/53	663,000	628,770
Prologis LP, 5.25%, 3/15/54	475,000	450,642
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28(1)	375,000	383,379
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29(1)	950,000	933,079
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	2,000,000	2,047,558
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 6/15/33(1)	725,000	744,311
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/34(1)	775,000	768,260
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	600,000	600,000
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	2,675,000	2,549,449
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30(1)	3,169,000	3,098,287
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	1,250,000	1,246,857
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29(1)	2,750,000	2,730,494
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32(1)	4,600,000	4,802,679
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32(1)	350,000	365,421
XHR LP, 4.875%, 6/1/29(1)	1,075,000	1,056,068
XHR LP, 6.625%, 5/15/30(1)	650,000	665,813
		41,576,663
Diversified Telecommunication Services — 4.4%
Altice France SA, 9.50%, 11/1/29(1)	3,145,208	3,195,173
Altice France SA, 6.875%, 10/15/30(1)	1,365,921	1,326,354
Altice France SA, 6.50%, 10/15/31(1)	1,308,819	1,269,572
Altice France SA, 6.50%, 4/15/32(1)	3,425,063	3,312,934
Altice France SA, 6.875%, 7/15/32(1)	3,734,759	3,625,872
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(1)	1,885,000	1,883,493
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	4,000,000	4,317,417
AT&T, Inc., 3.55%, 9/15/55	1,025,000	660,541
AT&T, Inc., 6.00%, 4/30/56	3,645,000	3,525,137
Black Pearl Compute LLC, 6.125%, 2/15/31(1)	1,700,000	1,723,911
Cipher Compute LLC, 7.125%, 11/15/30(1)	2,650,000	2,758,047
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 6/15/27(1)	475,000	471,805
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 6/15/27(1)	425,000	422,444
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	2,000,000	2,106,988
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	3,923,000	3,981,063
ELK Grove Village Property LLC, 7.50%, 6/15/31(1)	1,025,000	1,032,700
Embarq LLC, 8.00%, 6/1/36	1,740,000	504,600

Fibercop SpA, 6.375%, 11/15/33(1)	1,262,000	1,265,886
Fibercop SpA, 6.00%, 9/30/34(1)	1,509,000	1,461,033
Flash Compute LLC, 7.25%, 12/31/30(1)	1,825,000	1,878,787
Hughes Satellite Systems Corp., 6.625%, 8/1/26	775,000	483,089
HUT 8 DC LLC, 6.19%, 11/15/42(1)	375,000	379,989
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	161,000	155,969
Level 3 Financing, Inc., 6.875%, 6/30/33(1)	575,000	591,132
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	2,125,000	2,192,634
Level 3 Financing, Inc., 8.50%, 1/15/36(1)	1,150,000	1,235,823
Level 3 Financing, Inc., 7.50%, 2/15/37(1)	500,000	513,639
Lumen Technologies, Inc., 6.875%, 1/15/28	425,000	429,250
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	1,800,000	1,731,296
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	650,000	633,839
Meridian Arc Holdco LLC, 6.25%, 4/30/31(1)	6,100,000	6,117,659
PR RNO Property Owner 1 LLC, 6.50%, 5/1/31(1)	669,000	668,496
Sable International Finance Ltd., 7.125%, 10/15/32(1)	1,200,000	1,192,445
Space Exploration Technologies Corp., 5.35%, 7/15/31(1)	350,000	349,178
Space Exploration Technologies Corp., 5.875%, 7/15/36(1)	1,850,000	1,826,568
Space Exploration Technologies Corp., 6.65%, 7/15/56(1)	675,000	651,656
Stingray Compute LLC, 6.00%, 6/15/31(1)	1,125,000	1,128,626
SV RNO Property Owner 1 LLC, 5.875%, 3/1/31(1)	3,000,000	2,958,655
Telesat Canada/Telesat LLC, 5.625%, 12/6/26(1)	1,550,000	1,387,250
Telesat Canada/Telesat LLC, 4.875%, 6/1/27(1)	500,000	427,500
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(1)	800,000	576,099
Verizon Communications, Inc., 6.73%, 2/15/28(1)	700,000	707,606
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	4,425,000	4,668,773
WULF Compute LLC, 7.75%, 10/15/30(1)	6,866,000	7,215,912
Yondr JK 1 LLC, 6.875%, 6/30/31(1)	1,315,000	1,319,281
Zayo Group Holdings, Inc., 5.75% Cash plus 0.50% PIK, 3/9/30(1)	1,742,544	1,741,873
Zayo Group Holdings, Inc., 7.125% Cash plus 1.875% PIK, 9/9/30(1)	2,185,798	2,161,711
		84,169,705
Electric Utilities — 3.3%
Alpha Generation LLC, 6.75%, 10/15/32(1)	2,625,000	2,674,492
Alpha Generation LLC, 6.25%, 1/15/34(1)	575,000	566,162
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	600,000	642,406
American Electric Power Co., Inc., VRN, 7.05%, 12/15/54	875,000	912,887
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	1,350,000	1,354,057
Constellation Energy Generation LLC, 4.625%, 2/1/29(1)	175,000	174,027
Constellation Energy Generation LLC, 5.00%, 2/1/31(1)	3,275,000	3,274,934
ContourGlobal Power Holdings SA, 6.75%, 2/28/30(1)	950,000	965,276
Edison International, VRN, 7.875%, 6/15/54	1,025,000	1,054,950
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	575,000	569,969
NRG Energy, Inc., 5.75%, 1/15/28	175,000	175,164
NRG Energy, Inc., 5.25%, 6/15/29(1)	2,317,000	2,312,111
NRG Energy, Inc., 5.75%, 7/15/29(1)	3,595,000	3,600,457
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,060,000	984,813
NRG Energy, Inc., 3.875%, 2/15/32(1)	650,000	597,949
NRG Energy, Inc., 6.00%, 2/1/33(1)	3,425,000	3,444,608
NRG Energy, Inc., 7.00%, 3/15/33(1)	850,000	922,549
NRG Energy, Inc., 5.75%, 1/15/34(1)	3,350,000	3,325,600
NRG Energy, Inc., 5.875%, 5/15/34(1)	1,590,000	1,582,400
NRG Energy, Inc., 6.25%, 11/1/34(1)	1,650,000	1,671,390
NRG Energy, Inc., 6.00%, 1/15/36(1)	5,100,000	5,086,634
NRG Energy, Inc., 6.125%, 5/15/36(1)	800,000	800,714

PG&E Corp., 5.00%, 7/1/28	2,250,000	2,238,513
PG&E Corp., VRN, 7.375%, 3/15/55	3,250,000	3,313,788
PG&E Corp., VRN, 6.85%, 9/15/56	525,000	523,395
Talen Energy Supply LLC, 6.125%, 5/1/31(1)	3,000,000	3,001,302
Talen Energy Supply LLC, 6.375%, 5/1/33(1)	575,000	574,516
Talen Energy Supply LLC, 6.25%, 2/1/34(1)	4,175,000	4,151,378
Talen Energy Supply LLC, 6.50%, 2/1/36(1)	1,875,000	1,891,054
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	750,000	737,164
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	2,925,000	3,061,495
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	4,125,000	4,274,053
Vistra Operations Co. LLC, 5.25%, 4/30/33(1)	925,000	918,462
Vistra Operations Co. LLC, 5.55%, 4/30/36(1)	1,375,000	1,368,762
VoltaGrid LLC, 7.375%, 11/1/30(1)	285,000	296,017
		63,043,448
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 6/1/31(1)	625,000	598,945
WESCO Distribution, Inc., 5.25%, 4/15/31(1)	500,000	496,119
WESCO Distribution, Inc., 5.50%, 4/15/34(1)	775,000	768,592
		1,863,656
Electronic Equipment, Instruments and Components — 0.9%
Coherent Corp., 5.00%, 12/15/29(1)	3,200,000	3,152,433
Ingram Micro, Inc., 4.75%, 5/15/29(1)	6,990,000	6,869,269
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	650,000	661,071
Sensata Technologies BV, 4.00%, 4/15/29(1)	558,000	542,342
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,000,000	1,006,215
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	375,000	350,871
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	600,000	617,499
TTM Technologies, Inc., 4.00%, 3/1/29(1)	1,675,000	1,619,038
Zebra Technologies Corp., 6.50%, 6/1/32(1)	1,825,000	1,848,281
		16,667,019
Energy Equipment and Services — 2.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32(1)	100,000	102,043
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)	625,000	621,628
Bristow Group, Inc., 6.75%, 2/1/33(1)	1,450,000	1,455,253
Enerflex, Inc., 6.875%, 1/15/31(1)	1,000,000	1,024,047
Global Marine, Inc., 7.00%, 6/1/28	2,625,000	2,672,337
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	1,300,000	1,363,453
Kodiak Gas Services LLC, 5.875%, 4/1/31(1)	1,315,000	1,319,075
Kodiak Gas Services LLC, 6.50%, 10/1/33(1)	400,000	405,691
Nabors Industries, Inc., 9.125%, 1/31/30(1)	221,000	231,086
Nabors Industries, Inc., 8.875%, 8/15/31(1)	1,899,000	1,951,012
Nabors Industries, Inc., 7.625%, 11/15/32(1)	650,000	665,475
Noble Finance II LLC, 8.00%, 4/15/30(1)	1,905,000	1,974,766
Noble Finance II LLC, 6.25%, 6/15/34(1)	1,625,000	1,593,640
Precision Drilling Corp., 6.875%, 1/15/29(1)	1,500,000	1,508,777
SESI LLC, 7.875%, 9/30/30(1)	875,000	889,651
Solaris Energy Infrastructure LLC, 6.375%, 5/15/31(1)	1,175,000	1,188,709
Star Holding LLC, 8.75%, 8/1/31(1)	800,000	802,850
Transocean Aquila Ltd., 8.00%, 9/30/28(1)	553,846	568,456
Transocean International Ltd., 8.25%, 5/15/29(1)	2,500,000	2,582,782
Transocean International Ltd., 8.75%, 2/15/30(1)	419,125	435,797
Transocean International Ltd., 7.50%, 4/15/31	2,475,000	2,500,700
Transocean International Ltd., 8.50%, 5/15/31(1)	1,950,000	2,025,587
Transocean International Ltd., 7.875%, 10/15/32(1)	100,000	104,447

Transocean International Ltd., 6.80%, 3/15/38	5,125,000	4,757,002
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	2,000,000	2,049,598
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/1/33(1)	1,875,000	1,860,091
Valaris Ltd., 8.375%, 4/30/30(1)	2,275,000	2,363,538
WBI Operating LLC, 6.25%, 10/15/30(1)	600,000	603,660
WBI Operating LLC, 6.50%, 10/15/33(1)	200,000	201,361
Weatherford International Ltd., 6.75%, 10/15/33(1)	1,700,000	1,735,446
		41,557,958
Entertainment — 1.4%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	400,000	162,000
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	3,844,000	3,573,707
Cinemark USA, Inc., 5.25%, 7/15/28(1)	1,975,000	1,972,986
Cinemark USA, Inc., 7.00%, 8/1/32(1)	875,000	903,259
Discovery Global Holdings, Inc., 3.76%, 3/15/27	200,000	198,780
Discovery Global Holdings, Inc., 4.05%, 3/15/29	1,475,000	1,461,224
Discovery Global Holdings, Inc., 4.05%, 3/15/29	521,000	485,885
Discovery Global Holdings, Inc., 4.28%, 3/15/32	950,000	853,072
Discovery Global Holdings, Inc., 5.05%, 3/15/42	5,275,000	3,870,900
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	2,275,000	2,271,259
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	925,000	907,748
Muvico LLC, 9.00% Cash plus 6.00% PIK, 2/19/29(1)	6,059,015	6,625,740
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	1,075,000	1,125,150
OAK-Eagle Acquireco, Inc., 8.75%, 7/1/34(1)	900,000	955,730
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,650,000	1,478,210
Starz Capital Holdings LLC, 5.50%, 4/15/29(1)	250,000	227,281
		27,072,931
Financial Services — 2.3%
Block, Inc., 5.625%, 8/15/30(1)	1,400,000	1,404,215
Block, Inc., 6.50%, 5/15/32	200,000	204,283
Block, Inc., 6.00%, 8/15/33(1)	1,325,000	1,334,904
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	200,000	197,729
Burford Capital Global Finance LLC, 7.50%, 7/15/33(1)	675,000	572,967
Burford Capital Global Finance LLC, 8.50%, 1/15/34(1)	200,000	175,436
HA Sustainable Infrastructure Capital, Inc., VRN, 7.125%, 11/15/56	525,000	534,230
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 8.75%, 5/1/29(1)	885,000	790,533
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 5/30/29(1)	400,000	365,391
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	960,000	927,655
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	1,479,000	1,479,377
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	1,500,000	1,572,326
Jefferson Capital Holdings LLC, 8.25%, 5/15/30(1)	2,525,000	2,656,452
Kinetik Holdings LP, 6.625%, 12/15/28(1)	200,000	203,404
Kinetik Holdings LP, 5.875%, 6/15/30(1)	900,000	905,639
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,198,990
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	579,872
Mobius Merger Sub, Inc., 9.00%, 6/1/30(1)	250,000	167,564
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(1)	1,401,284	1,170,036
MPH Acquisition Holdings LLC, 6.00% Cash plus 0.75% PIK, 3/31/31(1)	1,034,649	623,771
MPH Acquisition Holdings LLC, 6.50% Cash plus 5.00% PIK, 12/31/30(1)	1,094,238	1,084,193
NCR Atleos Corp., 9.50%, 4/1/29(1)	1,175,000	1,253,510
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 7.75%, 5/15/31(1)	525,000	520,756
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	475,000	411,890
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	2,101,966
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	1,775,000	1,847,063
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	800,000	811,241

PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,210,325
PennyMac Financial Services, Inc., 6.875%, 5/15/32(1)	1,325,000	1,297,826
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	1,802,000	1,758,378
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	1,850,000	1,777,161
Rocket Cos., Inc., 6.50%, 8/1/29(1)	950,000	970,847
Rocket Cos., Inc., 7.125%, 2/1/32(1)	775,000	804,854
Rocket Cos., Inc., 6.375%, 8/1/33(1)	4,594,000	4,677,677
Rocket Cos., Inc., 6.50%, 6/15/34(1)	800,000	821,544
Sabre GLBL, Inc., 11.125%, 7/15/30(1)	675,000	648,331
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	1,225,000	1,281,651
Walker & Dunlop, Inc., 6.625%, 4/1/33(1)	550,000	559,073
WEX, Inc., 6.50%, 3/15/33(1)	1,500,000	1,494,690
WS Escrow LLC, 7.75%, 6/1/33(1)	1,950,000	2,003,795
		44,401,545
Food Products — 1.3%
B&G Foods, Inc., 8.00%, 9/15/28(1)	1,100,000	1,102,380
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	550,000	521,683
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	600,000	619,456
Chobani LLC/Chobani Finance Corp., Inc., 6.375%, 4/15/34(1)	575,000	583,944
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	700,000	699,862
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,250,000	1,258,844
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	1,175,000	1,153,911
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	825,000	772,984
Industrial F&B Investments III, Inc., 7.75%, 2/11/33(1)	225,000	229,456
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	2,750,000	2,882,278
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 7.125%, 4/30/33(1)	950,000	968,280
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	1,375,000	1,319,246
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,364,310
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	338,331
Post Holdings, Inc., 4.50%, 9/15/31(1)	475,000	445,820
Post Holdings, Inc., 6.25%, 2/15/32(1)	600,000	609,787
Post Holdings, Inc., 6.375%, 3/1/33(1)	1,150,000	1,141,725
Post Holdings, Inc., 6.25%, 10/15/34(1)	500,000	491,554
Post Holdings, Inc., 6.50%, 3/15/36(1)	2,075,000	2,053,116
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	1,575,000	1,522,595
U.S. Foods, Inc., 6.875%, 9/15/28(1)	1,025,000	1,048,642
U.S. Foods, Inc., 7.25%, 1/15/32(1)	850,000	883,121
U.S. Foods, Inc., 5.75%, 4/15/33(1)	825,000	826,565
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	1,275,000	1,291,965
		24,129,855
Gas Utilities — 0.2%
AltaGas Ltd., VRN, 7.20%, 10/15/54(1)	150,000	157,321
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 6/1/30(1)	400,000	429,430
AmeriGas Partners LP/AmeriGas Finance Corp., 6.875%, 6/1/31(1)	1,450,000	1,469,030
Excelerate Energy LP, 8.00%, 5/15/30(1)	1,900,000	2,004,785
		4,060,566
Ground Transportation — 2.0%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 5/21/30(1)	2,900,000	3,004,716
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	350,000	351,232
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,425,000	1,402,418
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	850,000	833,778
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31(1)	475,000	480,049
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	2,150,000	2,165,962
FTAI Aviation Investors LLC, 5.50%, 5/1/28(1)	2,325,000	2,320,773

FTAI Aviation Investors LLC, 7.875%, 12/1/30(1)	350,000	365,958
FTAI Aviation Investors LLC, 7.00%, 5/1/31(1)	2,000,000	2,073,026
FTAI Aviation Investors LLC, 7.00%, 6/15/32(1)	3,075,000	3,182,195
FTAI Aviation Investors LLC, 5.875%, 4/15/33(1)	1,900,000	1,902,017
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	1,650,000	1,675,710
Hertz Corp., 4.625%, 12/1/26(1)	225,000	204,128
Hertz Corp., 12.625%, 7/15/29(1)	1,443,000	1,175,681
Hertz Corp., 5.00%, 12/1/29(1)	525,000	160,600
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,550,000	1,542,939
PODS LLC, 8.75%, 5/15/31(1)	1,950,000	1,910,167
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(1)	500,000	523,815
Synergy Infrastructure Holdings LLC, 7.00%, 7/15/34(1)	450,000	456,712
United Rentals North America, Inc., 4.875%, 1/15/28	325,000	324,125
United Rentals North America, Inc., 4.00%, 7/15/30	2,825,000	2,702,965
United Rentals North America, Inc., 3.875%, 2/15/31	550,000	520,002
United Rentals North America, Inc., 3.75%, 1/15/32	1,150,000	1,066,969
United Rentals North America, Inc., 5.375%, 11/15/33(1)	725,000	714,631
United Rentals North America, Inc., 6.125%, 3/15/34(1)	1,500,000	1,539,649
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	2,125,000	2,183,365
XPO, Inc., 6.25%, 6/1/28(1)	725,000	733,614
XPO, Inc., 7.125%, 6/1/31(1)	375,000	388,065
XPO, Inc., 7.125%, 2/1/32(1)	1,500,000	1,556,748
		37,462,009
Health Care Equipment and Supplies — 0.8%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	2,850,000	2,821,593
Avantor Funding, Inc., 3.875%, 11/1/29(1)	2,825,000	2,698,807
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	2,200,000	2,263,250
Insulet Corp., 6.50%, 4/1/33(1)	975,000	989,686
Medline Borrower LP, 5.25%, 10/1/29(1)	3,052,000	3,034,891
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	767,000	783,756
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	1,425,000	1,479,309
Teleflex, Inc., 5.875%, 1/15/32(1)	750,000	756,605
		14,827,897
Health Care Providers and Services — 3.9%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,300,000	1,294,816
Accendra Health, Inc., 4.50%, 3/31/29(1)	625,000	484,569
Accendra Health, Inc., 9.75%, 6/15/33(1)	709,300	484,934
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	750,000	741,108
Centene Corp., 2.45%, 7/15/28	1,225,000	1,164,695
Centene Corp., 4.625%, 12/15/29	3,914,000	3,798,875
Centene Corp., 3.375%, 2/15/30	1,175,000	1,095,739
Centene Corp., 3.00%, 10/15/30	3,325,000	3,011,142
Centene Corp., 2.50%, 3/1/31	1,225,000	1,070,773
Centene Corp., 2.625%, 8/1/31	825,000	719,416
Charlotte Buyer, Inc., 8.00%, 6/30/31(1)	375,000	379,851
CHS/Community Health Systems, Inc., 6.875%, 4/1/28(1)	350,000	340,113
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,225,000	1,213,583
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	3,423,000	3,369,554
CHS/Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,275,000	2,044,662
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	2,250,000	2,124,653
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	1,088,000	1,001,676
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	1,380,000	1,487,904
CHS/Community Health Systems, Inc., 9.75%, 1/15/34(1)	2,500,000	2,613,327
CVS Health Corp., VRN, 6.75%, 12/10/54	600,000	625,353

CVS Health Corp., VRN, 7.00%, 3/10/55	2,100,000	2,181,148
DaVita, Inc., 4.625%, 6/1/30(1)	3,975,000	3,853,254
DaVita, Inc., 3.75%, 2/15/31(1)	125,000	115,876
DaVita, Inc., 6.875%, 9/1/32(1)	150,000	154,784
DaVita, Inc., 6.75%, 7/15/33(1)	875,000	903,388
Encompass Health Corp., 4.75%, 2/1/30	1,890,000	1,862,808
Encompass Health Corp., 5.875%, 6/1/34(1)	975,000	973,659
Global Medical Response, Inc., 7.375%, 10/1/32(1)	400,000	414,760
IQVIA, Inc., 6.50%, 5/15/30(1)	775,000	791,517
IQVIA, Inc., 6.25%, 6/1/32(1)	1,125,000	1,145,169
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,175,000	1,128,122
LifePoint Health, Inc., 8.375%, 2/15/32(1)	850,000	885,842
LifePoint Health, Inc., 10.00%, 6/1/32(1)	1,575,000	1,574,309
LifePoint Health, Inc., 7.00%, 5/1/34(1)	2,075,000	1,990,313
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	1,478,000	1,453,125
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	925,000	863,208
Molina Healthcare, Inc., 6.50%, 2/15/31(1)	800,000	814,836
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	325,000	294,011
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	450,000	451,061
Radiology Partners, Inc., 8.50%, 7/15/32(1)	600,000	626,909
Select Medical Corp., 6.25%, 12/1/32(1)	900,000	874,889
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	1,775,000	1,799,124
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	450,000	451,502
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)	500,000	506,458
Tenet Healthcare Corp., 5.125%, 11/1/27	2,125,000	2,126,106
Tenet Healthcare Corp., 6.125%, 10/1/28	3,203,000	3,217,570
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150,000	2,090,755
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	412,109
Tenet Healthcare Corp., 6.125%, 6/15/30	3,600,000	3,630,881
Tenet Healthcare Corp., 6.75%, 5/15/31	1,775,000	1,819,208
Tenet Healthcare Corp., 5.50%, 11/15/32(1)	2,483,000	2,470,215
Tenet Healthcare Corp., 6.00%, 11/15/33(1)	600,000	605,678
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	1,550,000	1,463,332
		73,012,669
Health Care Technology — 0.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	7,157,000	6,866,776
Hotel & Resort REITs — 0.1%
Service Properties Trust, 0.00%, 9/30/28(1)(5)	225,000	208,904
Service Properties Trust, 4.95%, 10/1/29	1,250,000	1,178,444
Service Properties Trust, 4.375%, 2/15/30	600,000	544,263
		1,931,611
Hotels, Restaurants and Leisure — 6.8%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	675,000	667,769
1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29(1)	1,250,000	1,269,400
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	6,350,000	5,998,362
Affinity Interactive, 6.875%, 12/15/27(1)	1,850,000	1,043,337
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.50%, 7/1/32(1)	1,425,000	1,348,596
Boyd Gaming Corp., 4.75%, 12/1/27	575,000	573,329
Boyd Gaming Corp., 4.75%, 6/15/31(1)	3,271,000	3,160,204
Boyne USA, Inc., 4.75%, 5/15/29(1)	575,000	566,225
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	2,151,000	2,068,623
Carnival Corp. Ltd., 6.65%, 1/15/28	775,000	791,294
Carnival Corp. Ltd., 5.125%, 5/1/29(1)	1,075,000	1,073,853
Carnival Corp. Ltd., 7.00%, 8/15/29(1)	725,000	751,639

Carnival Corp. Ltd., 5.875%, 6/15/31(1)	1,850,000	1,884,288
Carnival Corp. Ltd., 5.75%, 8/1/32(1)	3,700,000	3,740,764
Carnival Corp. Ltd., 6.125%, 2/15/33(1)	3,825,000	3,873,176
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,350,000	1,350,327
Churchill Downs, Inc., 4.75%, 1/15/28(1)	350,000	346,799
Churchill Downs, Inc., 5.75%, 4/1/30(1)	1,260,000	1,259,501
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,500,000	2,453,490
Full House Resorts, Inc., 8.25%, 2/15/28(1)	2,225,000	2,180,500
Gaia Purchaser, Inc., 7.625%, 7/15/33(1)(4)	1,464,000	1,481,696
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)(2)(3)	2,650,000	1,126,250
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc., 9.50%, 5/28/30(1)	698,286	698,286
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	4,775,000	4,514,882
Hilton Domestic Operating Co., Inc., 5.50%, 9/15/31(1)	975,000	978,035
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/33(1)	1,875,000	1,892,989
Hilton Domestic Operating Co., Inc., 5.75%, 9/15/33(1)	1,450,000	1,456,151
Hilton Domestic Operating Co., Inc., 5.50%, 3/31/34(1)	1,025,000	1,016,703
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)	2,250,000	2,198,946
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	2,650,000	2,492,274
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	2,325,000	2,280,139
Life Time, Inc., 6.00%, 11/15/31(1)	2,175,000	2,209,827
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	625,000	636,632
Light & Wonder International, Inc., 6.25%, 10/1/33(1)	350,000	348,254
Lindblad Expeditions LLC, 7.00%, 9/15/30(1)	750,000	775,907
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	450,000	434,487
Marriott Ownership Resorts, Inc., 6.50%, 10/1/33(1)	1,850,000	1,839,684
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	1,000,000	974,848
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	1,400,000	1,434,219
Melco Resorts Finance Ltd., 6.50%, 9/24/33(1)	1,200,000	1,175,951
Merlin Entertainments Group U.S. Holdings, Inc., 7.375%, 2/15/31(1)	550,000	464,488
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,225,000	1,220,446
MGM Resorts International, 5.50%, 4/15/27	389,000	389,821
MGM Resorts International, 6.50%, 4/15/32	2,050,000	2,051,537
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	975,000	949,680
Motion Bondco DAC, 6.625%, 11/15/27(1)	975,000	943,991
Motion Finco SARL, 8.375%, 2/15/32(1)	1,200,000	1,014,439
NCL Corp. Ltd., 7.75%, 2/15/29(1)	2,175,000	2,270,815
NCL Corp. Ltd., 5.875%, 1/15/31(1)	325,000	315,664
NCL Corp. Ltd., 6.75%, 2/1/32(1)	1,350,000	1,347,916
NCL Corp. Ltd., 6.25%, 9/15/33(1)	500,000	485,881
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,825,000	1,839,923
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	3,375,000	3,237,720
Penn Entertainment, Inc., 6.75%, 4/1/31(1)	875,000	880,096
Pioneer Opco LLC, 7.00%, 5/15/33(1)	350,000	356,599
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	1,735,000	1,211,114
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,825,000	1,190,813
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	2,450,000	2,455,536
Royal Caribbean Cruises Ltd., 5.625%, 9/30/31(1)	2,300,000	2,319,991
Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(1)	1,500,000	1,533,478
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	2,320,000	2,353,369
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	1,825,000	1,787,133
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)	300,000	298,418
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	1,500,000	1,503,293
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 7/15/29	800,000	779,764
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.625%, 1/15/32(1)	3,048,000	3,140,480

Station Casinos LLC, 4.50%, 2/15/28(1)	475,000	469,826
Station Casinos LLC, 4.625%, 12/1/31(1)	700,000	665,047
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,075,000	1,030,588
TKC Holdings, Inc., 8.50%, 8/15/30(1)	1,525,000	1,570,549
TKC Holdings, Inc., 12.00%, 2/15/31(1)	1,475,000	1,555,722
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	581,293
Travel & Leisure Co., 6.125%, 9/1/33(1)	1,100,000	1,089,210
Viking Cruises Ltd., 7.00%, 2/15/29(1)	1,500,000	1,505,822
Viking Cruises Ltd., 9.125%, 7/15/31(1)	1,700,000	1,782,186
Viking Cruises Ltd., 5.875%, 10/15/33(1)	567,000	568,166
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,375,600
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,000,000	999,322
Wyndham Hotels & Resorts, Inc., 5.625%, 3/1/33(1)	775,000	765,371
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,000,000	993,806
Wynn Macau Ltd., 5.125%, 12/15/29(1)	1,475,000	1,444,762
Wynn Macau Ltd., 6.75%, 2/15/34(1)	2,550,000	2,535,126
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	2,503,000	2,487,665
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31(1)	400,000	422,942
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	1,325,000	1,330,692
Yum! Brands, Inc., 5.375%, 4/1/32	3,300,000	3,284,109
		129,167,845
Household Durables — 2.4%
Adams Homes, Inc., 9.25%, 10/15/28(1)	4,225,000	4,367,911
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	675,335
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,850,000	1,756,726
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	1,225,000	1,215,694
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,425,000	2,448,702
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	1,400,000	1,395,552
Beazer Homes USA, Inc., 8.00%, 1/15/32(1)	794,000	798,119
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	1,425,000	1,358,101
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	400,000	372,589
Century Communities, Inc., 3.875%, 8/15/29(1)	1,325,000	1,270,480
Century Communities, Inc., 6.625%, 9/15/33(1)	1,150,000	1,162,177
Dream Finders Homes, Inc., 8.25%, 8/15/28(1)	1,450,000	1,483,785
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	775,000	770,022
Empire Communities Corp., 9.75%, 5/1/29(1)	1,150,000	1,190,294
Installed Building Products, Inc., 5.625%, 2/1/34(1)	500,000	497,548
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(1)	475,000	490,450
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	700,000	719,872
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	16,640
KB Home, 7.25%, 7/15/30	800,000	816,498
KB Home, 4.00%, 6/15/31	1,825,000	1,708,432
LGI Homes, Inc., 8.75%, 12/15/28(1)	1,250,000	1,292,490
LGI Homes, Inc., 4.00%, 7/15/29(1)	700,000	652,889
LGI Homes, Inc., 7.00%, 11/15/32(1)	775,000	771,170
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,325,000	1,272,680
Newell Brands, Inc., 6.375%, 9/15/27	800,000	808,297
Newell Brands, Inc., 8.50%, 6/1/28(1)	425,000	444,252
Newell Brands, Inc., 6.625%, 9/15/29	900,000	915,619
Newell Brands, Inc., 6.375%, 5/15/30	750,000	760,704
Newell Brands, Inc., 6.625%, 5/15/32	575,000	582,588
Newell Brands, Inc., 7.375%, 4/1/36	2,175,000	2,207,845
Newell Brands, Inc., 7.50%, 4/1/46	625,000	583,690
Risewell Homes, Inc., 9.25%, 10/1/29(1)	650,000	673,124

Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28	1,025,000	1,015,748
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 4/1/29	1,775,000	1,736,147
Somnigroup International, Inc., 4.00%, 4/15/29(1)	425,000	409,987
Somnigroup International, Inc., 3.875%, 10/15/31(1)	725,000	666,784
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,125,000	1,168,984
SWF Holdings I Corp., 6.50%, 10/1/29(1)	950,000	99,750
TopBuild Corp., 4.125%, 2/15/32(1)	750,000	759,570
Tri Pointe Homes, Inc., 5.25%, 6/1/27	500,000	500,062
Whirlpool Corp., 4.75%, 2/26/29	250,000	233,498
Whirlpool Corp., 6.125%, 6/15/30	800,000	738,750
Whirlpool Corp., 7.50%, 7/1/31(1)	325,000	329,696
Whirlpool Corp., 4.70%, 5/14/32	225,000	177,824
Whirlpool Corp., 5.50%, 3/1/33	497,000	390,918
Whirlpool Corp., 6.50%, 6/15/33	875,000	759,569
Whirlpool Corp., 7.875%, 7/1/34(1)	350,000	352,311
Whirlpool Corp., 5.15%, 3/1/43	1,300,000	814,114
Whirlpool Corp., 4.50%, 6/1/46	743,000	443,112
Whirlpool Corp., 4.60%, 5/15/50	300,000	179,166
		46,256,265
Household Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	200,000	190,844
Central Garden & Pet Co., 4.125%, 4/30/31(1)	900,000	849,985
		1,040,829
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., VRN, 7.60%, 1/15/55	1,265,000	1,298,765
AES Corp., VRN, 6.95%, 7/15/55	500,000	493,972
Clearway Energy Operating LLC, 5.75%, 1/15/34(1)	900,000	883,033
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	280,000	278,409
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,129,000	1,092,892
TransAlta Corp., 5.875%, 2/1/34	1,275,000	1,256,721
		5,303,792
Insurance — 1.2%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	1,700,000	1,601,447
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	1,575,000	1,438,517
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	1,500,000	1,411,510
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29(1)	565,000	498,276
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30(1)	2,250,000	2,135,532
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32(1)	200,000	179,940
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/1/31(1)	300,000	299,552
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/1/32(1)	1,244,000	1,236,296
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	375,000	360,786
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	1,675,000	1,697,512
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	1,150,000	1,159,627
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	2,475,000	2,292,875
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/31(1)	1,850,000	1,859,367
CRC Insurance Group LLC, 7.125%, 6/1/31(1)	1,675,000	1,670,656
Genworth Holdings, Inc., VRN, 5.92%, (3-month SOFR plus 2.26%), 11/15/66	250,000	210,599
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/32(1)	800,000	717,759
HUB International Ltd., 5.625%, 12/1/29(1)	975,000	972,075
HUB International Ltd., 7.25%, 6/15/30(1)	1,000,000	1,026,757
MBIA Insurance Corp., 15.19%, 1/15/33(1)(2)(3)	125,000	406
Nassau Cos., of New York, 7.875%, 7/15/30(1)	1,400,000	1,338,837

Ryan Specialty LLC, 5.875%, 8/1/32(1)	1,425,000	1,402,845
		23,511,171
Interactive Media and Services — 0.2%
Alphabet, Inc., 5.65%, 2/15/56	400,000	394,966
Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,400,000	1,372,806
Snap, Inc., 6.875%, 3/1/33(1)	3,050,000	2,974,732
		4,742,504
IT Services — 0.7%
CoreWeave, Inc., 9.25%, 6/1/30(1)	875,000	881,327
CoreWeave, Inc., 9.00%, 2/1/31(1)	2,000,000	1,978,929
CoreWeave, Inc., 9.75%, 10/1/31(1)	7,748,000	7,736,409
CoreWeave, Inc., 9.625%, 7/15/32(1)	2,164,000	2,134,353
Everforth, Inc., 4.625%, 5/15/28(1)	858,000	795,076
		13,526,094
Leisure Products — 0.2%
Acushnet Co., 5.625%, 12/1/33(1)	750,000	747,905
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,625,000	2,211,027
Mattel, Inc., 5.45%, 11/1/41	525,000	481,533
		3,440,465
Life Sciences Tools and Services — 0.0%
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	758,000	711,487
Machinery — 0.6%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	225,000	224,569
Allison Transmission, Inc., 3.75%, 1/30/31(1)	1,200,000	1,122,929
Allison Transmission, Inc., 5.875%, 12/1/33(1)	1,125,000	1,122,059
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	775,000	777,270
Esab Corp., 5.625%, 4/1/31(1)	1,025,000	1,028,675
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	2,034,000	2,093,749
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	875,000	941,665
Terex Corp., 5.00%, 5/15/29(1)	2,150,000	2,132,770
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,075,000	2,124,698
		11,568,384
Marine Transportation — 0.1%
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(1)	1,175,000	1,153,701
Media — 9.1%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(1)	378,708	337,997
Altice Financing SA, 9.625%, 7/15/27(1)	1,400,000	1,076,033
Altice Financing SA, 5.00%, 1/15/28(1)	2,243,000	1,583,379
AMC Global Media, Inc., 4.25%, 2/15/29	909,000	804,377
AMC Global Media, Inc., 10.50%, 7/15/32(1)	1,092,000	1,123,201
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	2,125,000	2,079,931
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	4,225,000	4,223,125
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,108,000	998,715
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	8,625,000	7,699,077
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	3,050,000	2,694,733
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 2/1/33(1)	3,055,000	2,998,531
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	3,530,000	3,065,399
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	4,650,000	3,940,919
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45	150,000	137,601
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	3,930,000	3,946,942
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,550,000	1,551,829
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,700,000	1,772,032
Clear Channel Outdoor Holdings, Inc., 7.125%, 2/15/31(1)	425,000	440,315
CSC Holdings LLC, 5.50%, 4/15/27(1)	1,100,000	737,946
CSC Holdings LLC, 5.375%, 2/1/28(1)	1,450,000	910,165

CSC Holdings LLC, 7.50%, 4/1/28(1)	1,200,000	325,231
CSC Holdings LLC, 11.25%, 5/15/28(1)	1,000,000	647,448
CSC Holdings LLC, 11.75%, 1/31/29(1)	2,625,000	1,616,337
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,775,000	1,662,332
CSC Holdings LLC, 5.75%, 1/15/30(1)	2,048,000	485,120
CSC Holdings LLC, 4.125%, 12/1/30(1)	1,100,000	654,571
CSC Holdings LLC, 4.625%, 12/1/30(1)	2,865,000	687,600
CSC Holdings LLC, 3.375%, 2/15/31(1)	1,000,000	593,870
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,175,000	1,286,817
CSC Holdings LLC, 5.00%, 11/15/31(1)	2,175,000	513,844
Directv Financing LLC, 8.875%, 2/1/30(1)	1,875,000	1,910,612
Directv Financing LLC, 8.875%, 2/1/30(1)	744,000	756,941
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	117,000	116,900
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	6,134,000	6,369,270
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.25%, 6/1/32(1)	1,275,000	1,296,389
Discovery Communications LLC, 3.95%, 3/20/28	575,000	566,734
Discovery Communications LLC, 4.125%, 5/15/29	3,450,000	3,418,122
Discovery Communications LLC, 3.625%, 5/15/30	2,575,000	2,396,634
Discovery Communications LLC, 5.00%, 9/20/37	475,000	375,250
Discovery Communications LLC, 6.35%, 6/1/40	250,000	208,408
Discovery Global Holdings, Inc., 5.14%, 3/15/52	264,000	177,540
DISH DBS Corp., 7.75%, 7/1/26	2,320,000	2,320,000
DISH DBS Corp., 5.25%, 12/1/26(1)(2)	2,950,000	2,920,323
DISH DBS Corp., 7.375%, 7/1/28(2)	1,225,000	1,177,233
DISH DBS Corp., 5.75%, 12/1/28(1)(2)	3,200,000	3,102,544
DISH DBS Corp., 5.125%, 6/1/29(2)	2,150,000	1,936,644
DISH Network Corp., 11.75%, 11/15/27(1)	4,450,000	4,575,699
EchoStar Corp., 10.75%, 11/30/29	5,750,000	6,216,897
EchoStar Corp., 6.75%, 11/30/30	3,884,578	3,953,922
EW Scripps Co., 9.875%, 8/15/30(1)	1,675,000	1,467,474
Gray Media, Inc., 4.75%, 10/15/30(1)	2,102,000	1,511,777
Gray Media, Inc., 5.375%, 11/15/31(1)	4,165,000	2,797,630
Gray Media, Inc., 9.625%, 7/15/32(1)	1,225,000	1,183,387
Gray Media, Inc., 7.25%, 8/15/33(1)	850,000	837,715
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	2,794,000	2,677,302
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	2,748,813	2,669,592
iHeartCommunications, Inc., 10.875%, 5/1/30(1)	3,591,000	3,122,374
iHeartCommunications, Inc., 7.75%, 8/15/30(1)	2,089,000	1,950,572
iHeartCommunications, Inc., 7.00%, 1/15/31(1)	549,200	484,320
Lamar Media Corp., 4.00%, 2/15/30	775,000	741,396
Lamar Media Corp., 5.375%, 11/1/33(1)	775,000	760,135
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	200,000	115,975
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	550,000	304,352
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,275,000	1,278,388
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	650,000	661,105
Midcontinent Communications, 8.00%, 8/15/32(1)	950,000	833,624
News Corp., 5.125%, 2/15/32(1)	825,000	808,529
Nexstar Media, Inc., 6.50%, 9/15/33(1)	3,725,000	3,727,244
Nexstar Media, Inc., 7.25%, 4/15/34(1)	629,000	628,022
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	858,000	835,931
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	2,675,000	2,596,046
Paramount Global, 3.375%, 2/15/28	670,000	652,359
Paramount Global, 4.20%, 6/1/29	1,168,000	1,120,795
Paramount Global, 7.875%, 7/30/30	1,100,000	1,155,582

Paramount Global, 4.95%, 1/15/31	4,965,000	4,616,654
Paramount Global, 4.20%, 5/19/32	629,000	546,016
Paramount Global, 6.875%, 4/30/36	2,750,000	2,580,862
Paramount Global, 4.375%, 3/15/43	1,368,000	883,664
Paramount Global, 5.85%, 9/1/43	2,050,000	1,535,951
Paramount Global, 5.25%, 4/1/44	375,000	257,819
Paramount Global, 4.60%, 1/15/45	325,000	207,132
Paramount Global, 4.95%, 5/19/50	2,283,000	1,475,439
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	376,438
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	275,000	241,313
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	750,000	585,938
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	1,150,000	1,182,678
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	825,000	822,692
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	1,271,000	1,269,943
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	2,125,000	2,070,448
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	1,150,000	1,147,950
Sirius XM Radio LLC, 4.125%, 7/1/30(1)	475,000	447,388
Sirius XM Radio LLC, 3.875%, 9/1/31(1)	2,875,000	2,612,735
Sirius XM Radio LLC, 5.875%, 4/15/32(1)	2,300,000	2,274,478
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	3,150,000	2,980,467
Univision Communications, Inc., 4.50%, 5/1/29(1)	2,900,000	2,770,860
Univision Communications, Inc., 7.375%, 6/30/30(1)	825,000	827,911
Univision Communications, Inc., 8.50%, 7/31/31(1)	1,850,000	1,859,411
Univision Communications, Inc., 9.375%, 8/1/32(1)	2,025,000	2,059,129
Univision Communications, Inc., 8.875%, 4/15/33(1)	775,000	763,455
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	2,450,000	1,865,433
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 3/15/33(1)	2,200,000	1,769,466
VZ Secured Financing BV, 5.00%, 1/15/32(1)	750,000	657,139
VZ Secured Financing BV, 7.50%, 1/15/33(1)	1,300,000	1,245,421
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	352,125
		171,599,460
Metals and Mining — 2.8%
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)	2,550,000	2,647,930
Algoma Steel, Inc., 9.125%, 4/15/29(1)	1,193,000	1,116,139
Alumina Pty. Ltd., 6.125%, 3/15/30(1)	225,000	228,840
Alumina Pty. Ltd., 6.375%, 9/15/32(1)	275,000	280,220
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	1,525,000	1,591,261
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	1,420,000	1,523,545
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/26(1)(2)	1,325,000	602,875
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,545,000	1,547,978
Capstone Copper Corp., 6.75%, 3/31/33(1)	400,000	405,685
Century Aluminum Co., 6.875%, 8/1/32(1)	1,950,000	2,007,232
Champion Iron Canada, Inc., 7.875%, 7/15/32(1)	625,000	647,701
Cleveland-Cliffs, Inc., 6.875%, 11/1/29(1)	1,975,000	1,993,692
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	1,350,000	1,352,167
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,000,000	914,917
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	600,000	607,730
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	1,815,000	1,802,922
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	1,450,000	1,450,311
Commercial Metals Co., 4.125%, 1/15/30	775,000	751,540
Commercial Metals Co., 4.375%, 3/15/32	1,400,000	1,326,999
Commercial Metals Co., 5.75%, 11/15/33(1)	1,075,000	1,069,235
Commercial Metals Co., 6.00%, 12/15/35(1)	775,000	773,408
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	825,000	870,593

Constellium SE, 6.375%, 8/15/32(1)	750,000	764,817
First Quantum Minerals Ltd., 8.00%, 3/1/33(1)	1,475,000	1,543,961
First Quantum Minerals Ltd., 7.25%, 2/15/34(1)	1,125,000	1,154,167
First Quantum Minerals Ltd., 6.375%, 2/15/36(1)	1,400,000	1,375,002
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	363,000	367,708
Fortescue Treasury Pty. Ltd., 4.375%, 4/1/31(1)	1,763,000	1,678,959
Fortescue Treasury Pty. Ltd., 6.125%, 4/15/32(1)	3,075,000	3,163,448
Hybar LLC, 7.375%, 7/1/34(1)	200,000	201,221
IAMGOLD Corp., 5.75%, 10/15/28(1)	475,000	473,817
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(1)	400,000	428,116
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	1,803,000	1,727,036
Kaiser Aluminum Corp., 5.875%, 3/1/34(1)	1,000,000	990,856
Mineral Resources Ltd., 9.25%, 10/1/28(1)	205,000	211,744
Mineral Resources Ltd., 8.50%, 5/1/30(1)	1,392,000	1,438,183
Mineral Resources Ltd., 7.00%, 4/1/31(1)	700,000	725,082
Mineral Resources Ltd., 6.00%, 5/1/32(1)	800,000	791,910
Mineral Resources Ltd., 6.25%, 5/1/34(1)	800,000	788,776
Novelis Corp., 4.75%, 1/30/30(1)	1,650,000	1,596,964
Novelis Corp., 6.875%, 1/30/30(1)	825,000	846,354
Novelis Corp., 3.875%, 8/15/31(1)	525,000	478,505
Novelis Corp., 6.375%, 8/15/33(1)	400,000	403,168
PLS Group Ltd., 6.875%, 5/1/31(1)	825,000	845,308
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	2,175,000	2,123,385
Skeena Resources Ltd., 8.50%, 4/1/31(1)	850,000	893,387
TMS International Corp., 6.25%, 4/15/29(1)	725,000	726,008
Trekor Metals Ltd., 8.25%, 5/1/30(1)	1,108,000	1,157,714
		52,408,516
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	1,875,000	1,856,662
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)	525,000	544,242
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	845,551
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	650,000	674,371
Rithm Capital Corp., 8.00%, 4/1/29(1)	2,075,000	2,085,012
Rithm Capital Corp., 8.00%, 7/15/30(1)	1,075,000	1,073,087
Rithm Capital Corp., 8.50%, 6/1/31(1)	1,450,000	1,455,220
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	1,888,000	1,896,028
Starwood Property Trust, Inc., 6.50%, 7/1/30(1)	950,000	971,955
Starwood Property Trust, Inc., 6.50%, 10/15/30(1)	222,000	227,264
Starwood Property Trust, Inc., 6.125%, 6/1/31(1)	350,000	352,078
		11,981,470
Oil, Gas and Consumable Fuels — 9.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	1,100,000	1,144,491
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	650,000	648,281
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/1/32(1)	646,000	660,145
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 10/15/33(1)	1,325,000	1,312,972
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 7/1/34(1)	1,400,000	1,383,339
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/1/27(1)	2,350,000	2,610,333
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	525,000	531,853
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 7/15/33(1)	800,000	809,494
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,025,000	1,051,229
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	400,000	414,067
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(1)	2,500,000	2,640,273
Buckeye Partners LP, 6.875%, 7/1/29(1)	1,550,000	1,583,198
Buckeye Partners LP, 6.75%, 2/1/30(1)	550,000	568,329

Buckeye Partners LP, 5.85%, 11/15/43	825,000	756,995
California Resources Corp., 7.00%, 1/15/34(1)	894,000	884,646
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 2/15/31(1)	225,000	238,046
Caturus Energy LLC, 7.125%, 5/15/31(1)	300,000	297,189
Chord Energy Corp., 6.00%, 10/1/30(1)	475,000	477,258
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	2,100,000	2,161,410
CNX Resources Corp., 7.375%, 1/15/31(1)	800,000	819,759
CNX Resources Corp., 7.25%, 3/1/32(1)	425,000	438,084
CNX Resources Corp., 5.875%, 3/1/34(1)	1,075,000	1,046,725
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,633,000	1,609,051
Comstock Resources, Inc., 6.75%, 3/1/29(1)	100,000	98,246
Comstock Resources, Inc., 5.875%, 1/15/30(1)	2,690,000	2,538,800
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	4,350,000	4,271,416
Crescent Energy Finance LLC, 7.75%, 7/31/29(1)	1,100,000	1,103,361
Crescent Energy Finance LLC, 9.75%, 10/15/30(1)	775,000	821,907
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	875,000	882,602
Crescent Energy Finance LLC, 7.875%, 4/15/32(1)	4,288,000	4,344,473
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	1,125,000	1,118,861
Crescent Energy Finance LLC, 8.375%, 1/15/34(1)	940,000	968,778
CVR Energy, Inc., 7.50%, 2/15/31(1)	1,525,000	1,518,847
CVR Energy, Inc., 7.875%, 2/15/34(1)	100,000	99,000
DBR Land Holdings LLC, 6.25%, 12/1/30(1)	1,100,000	1,117,743
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	2,089,000	2,172,381
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	1,600,000	1,631,080
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.875%, 6/1/34(1)	1,225,000	1,219,941
Energy Transfer LP, VRN, 7.125%, 10/1/54	1,025,000	1,057,731
Energy Transfer LP, VRN, 6.50%, 2/15/56	1,775,000	1,790,774
Energy Transfer LP, VRN, 6.75%, 2/15/56	1,200,000	1,226,345
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	1,125,000	1,177,750
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	2,050,000	2,115,006
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	2,300,000	2,393,739
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/34	450,000	446,789
Global Partners LP/GLP Finance Corp., 7.125%, 7/1/33(1)	1,350,000	1,366,810
Golar LNG Ltd., 7.50%, 10/2/30(1)	750,000	763,093
Gulfport Energy Operating Corp., 6.75%, 9/1/29(1)	625,000	638,226
Harvest Midstream I LP, 7.50%, 5/15/32(1)	1,575,000	1,632,201
Harvest Midstream I LP, 6.75%, 5/15/34(1)	1,000,000	1,014,720
Hess Midstream Operations LP, 6.50%, 6/1/29(1)	825,000	842,319
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	848,000	846,629
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	600,000	601,880
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	900,000	886,133
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	1,650,000	1,599,191
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	920,166
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	1,650,000	1,719,027
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	850,000	837,435
Infinity Natural Resources LLC, 7.625%, 4/1/31(1)	625,000	621,213
ITT Holdings LLC, 6.50%, 8/1/29(1)	526,000	520,135
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29(1)	3,070,000	3,102,330
Kraken Oil & Gas Partners LLC, 7.125%, 5/15/31(1)	575,000	562,602
Long Ridge Energy LLC, 8.75%, 2/15/32(1)	675,000	712,844
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	1,700,000	1,731,778
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	2,825,000	2,848,114
Matador Resources Co., 6.50%, 4/15/32(1)	1,625,000	1,634,734
Matador Resources Co., 6.25%, 4/15/33(1)	2,225,000	2,218,021

Matador Resources Co., 6.00%, 4/15/34(1)	850,000	829,195
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	2,125,000	2,107,876
Murphy Oil Corp., 6.00%, 10/1/32	1,030,000	1,026,399
Murphy Oil Corp., 6.50%, 2/15/34	725,000	718,646
New Fortress Energy, Inc., 6.50%, 9/30/26(1)(2)(3)	1,000,000	171,560
NFE Brazil Financing Ltd., 12.00%, 5/15/29(1)	1,007,329	1,007,329
NFE Financing LLC, 12.00%, 11/15/29(1)(2)(3)	2,825,000	1,000,064
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	3,132,000	3,243,599
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	1,875,000	1,952,799
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,625,000	1,674,619
Northern Oil & Gas, Inc., 7.875%, 10/15/33(1)	2,050,000	2,038,397
Northriver Midstream Finance LP, 6.75%, 7/15/32(1)	1,575,000	1,595,914
NuStar Logistics LP, 6.375%, 10/1/30	1,850,000	1,912,665
ONEOK, Inc., 5.60%, 4/1/44	1,200,000	1,135,727
ONEOK, Inc., 5.05%, 4/1/45	300,000	265,302
ONEOK, Inc., 5.45%, 6/1/47	1,800,000	1,653,572
Par Petroleum LLC, 7.375%, 6/1/34(1)	825,000	835,345
PBF Holding Co. LLC/PBF Finance Corp., 9.875%, 3/15/30(1)	550,000	588,411
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	1,225,000	1,249,021
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/1/34(1)	750,000	742,979
Prairie Acquiror LP, 9.00%, 8/1/29(1)	1,275,000	1,329,604
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	691,196
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	645,000	632,878
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,400,000	1,434,859
SM Energy Co., 8.375%, 7/1/28(1)	975,000	998,281
SM Energy Co., 6.75%, 8/1/29(1)	1,250,000	1,273,511
SM Energy Co., 8.625%, 11/1/30(1)	2,925,000	3,073,231
SM Energy Co., 8.75%, 7/1/31(1)	1,662,000	1,736,699
SM Energy Co., 7.00%, 8/1/32(1)	870,000	878,597
SM Energy Co., 9.625%, 6/15/33(1)	3,029,000	3,322,613
SM Energy Co., 6.625%, 4/15/34(1)	750,000	738,681
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.50%, 3/1/55	1,250,000	1,336,523
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55	1,075,000	1,126,451
Sunoco LP, 7.00%, 5/1/29(1)	350,000	359,816
Sunoco LP, 4.50%, 10/1/29(1)	3,450,000	3,352,615
Sunoco LP, 4.625%, 5/1/30(1)	1,325,000	1,280,621
Sunoco LP, 5.625%, 3/15/31(1)	1,050,000	1,042,767
Sunoco LP, 5.375%, 7/15/31(1)	400,000	394,762
Sunoco LP, 6.25%, 7/1/33(1)	1,550,000	1,564,641
Sunoco LP, 5.875%, 3/15/34(1)	950,000	937,540
Sunoco LP, 5.625%, 7/15/34(1)	400,000	390,632
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	975,000	994,958
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	1,675,000	1,627,904
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, 2/15/29(1)	1,100,000	1,132,274
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	850,000	850,806
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,175,000	1,163,018
Talos Production, Inc., 9.00%, 2/1/29(1)	750,000	781,821
Talos Production, Inc., 9.375%, 2/1/31(1)	2,335,000	2,453,840
Targa Resources Corp., 4.95%, 4/15/52	600,000	516,780
Targa Resources Corp., 6.50%, 2/15/53	600,000	628,435
Targa Resources Corp., 6.125%, 5/15/55	800,000	799,017
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,150,000	1,152,105
TransMontaigne Partners LLC, 8.50%, 6/15/30(1)	875,000	892,097
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	750,000	768,498

Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,450,000	1,361,891
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(1)	1,125,000	1,137,789
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	4,325,000	4,657,208
Venture Global LNG, Inc., 7.00%, 1/15/30(1)	225,000	229,586
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	500,000	520,652
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	2,450,000	2,616,507
Venture Global LNG, Inc., 6.375%, 12/15/34(1)	1,250,000	1,229,190
Venture Global LNG, Inc., 6.625%, 6/15/36(1)	225,000	221,907
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	2,215,000	2,267,358
Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33(1)	950,000	1,043,055
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(1)	5,625,000	5,863,736
Venture Global Plaquemines LNG LLC, 6.50%, 6/15/34(1)	2,675,000	2,788,086
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35(1)	500,000	560,974
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	2,450,000	2,598,913
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,225,000	1,223,344
Vermilion Energy, Inc., 7.25%, 2/15/33(1)	450,000	442,639
Western Midstream Operating LP, 7.25%, 4/1/30(1)	1,000,000	1,048,971
Western Midstream Operating LP, 5.45%, 4/1/44	300,000	273,416
Western Midstream Operating LP, 5.30%, 3/1/48	270,000	235,243
Western Midstream Operating LP, 5.50%, 8/15/48	300,000	267,608
		183,817,901
Paper and Forest Products — 0.1%
Domtar Corp., 6.75%, 10/1/28(1)	963,000	667,744
Magnera Corp., 4.75%, 11/15/29(1)	421,000	393,306
Magnera Corp., 7.25%, 11/15/31(1)	275,000	268,693
Mercer International, Inc., 12.875%, 10/1/28(1)	225,000	124,031
Mercer International, Inc., 5.125%, 2/1/29	525,000	284,025
		1,737,799
Passenger Airlines — 0.7%
Alaska Airlines, Inc., 6.50%, 6/1/31(1)	975,000	981,338
American Airlines, Inc., 7.25%, 2/15/28(1)	1,550,000	1,570,189
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	5,023,000	5,035,718
Avianca Midco 2 PLC, 9.50%, 1/28/31(1)	400,000	394,300
CHC Group LLC, 11.75%, 9/1/30(1)	1,800,000	1,521,000
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	1,321,000	1,198,237
Latam Airlines Group SA, 7.875%, 4/15/30(1)	1,075,000	1,119,881
United Airlines Holdings, Inc., 5.375%, 3/1/31	2,361,000	2,346,994
		14,167,657
Personal Care Products — 0.1%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,625,000	2,626,503
Pharmaceuticals — 1.7%
1261229 BC Ltd., 10.00%, 4/15/32(1)	11,143,000	11,293,497
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)	825,000	857,389
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	2,485,000	2,482,329
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	1,488,000	1,345,710
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,350,000	1,199,198
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	208,000	192,493
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	1,492,000	1,520,587
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	500,000	376,562
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	700,000	528,062
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	1,225,000	784,929
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	300,000	283,542
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	550,000	325,145
Endo Finance Holdings LP, 8.50%, 4/15/31(1)	400,000	420,684

Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	1,475,000	1,457,353
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	3,875,000	3,835,420
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 5/15/34(1)	1,000,000	1,056,112
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.875%, 5/15/34(1)	600,000	643,093
P&L Development LLC/PLD Finance Corp., 9.00% Cash plus 3.50% PIK, 5/15/29(1)	797,885	782,119
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc., 8.75%, 4/17/32(1)	225,000	201,656
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	750,000	716,832
Prestige Brands, Inc., 5.125%, 1/15/28(1)	125,000	125,294
Prestige Brands, Inc., 3.75%, 4/1/31(1)	925,000	850,590
Prestige Brands, Inc., 6.25%, 7/15/34(1)(4)	1,000,000	1,000,000
		32,278,596
Professional Services — 0.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	1,025,000	1,056,405
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	2,325,000	2,253,340
AMN Healthcare, Inc., 6.50%, 1/15/31(1)	550,000	553,666
CACI International, Inc., 6.375%, 6/15/33(1)	1,050,000	1,065,561
Concentra Health Services, Inc., 6.875%, 7/15/32(1)	1,500,000	1,554,578
		6,483,550
Real Estate Management and Development — 0.9%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	4,293,600	4,342,272
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	2,218,000	2,207,633
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/30(1)	1,075,000	1,038,162
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	1,000,000	1,079,136
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)	650,000	641,342
Arbor Realty SR, Inc., 7.875%, 7/15/30(1)	1,250,000	1,177,034
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	246,000	246,343
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	600,000	630,087
Five Point Operating Co. LP, 8.00%, 10/1/30(1)	1,250,000	1,280,552
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,351,638
Howard Hughes Corp., 4.125%, 2/1/29(1)	1,625,000	1,571,111
Howard Hughes Corp., 5.875%, 3/1/32(1)	525,000	520,875
Howard Hughes Corp., 6.125%, 3/1/34(1)	525,000	519,006
		16,605,191
Semiconductors and Semiconductor Equipment — 0.5%
Amkor Technology, Inc., 5.875%, 10/1/33(1)	825,000	828,896
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	2,000,000	2,063,547
Kioxia Holdings Corp., 6.625%, 7/24/33(1)	275,000	287,713
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,850,000	1,805,527
Qnity Electronics, Inc., 5.75%, 8/15/32(1)	1,225,000	1,233,056
Qnity Electronics, Inc., 6.25%, 8/15/33(1)	1,250,000	1,273,358
Synaptics, Inc., 4.00%, 6/15/29(1)	1,138,000	1,123,987
		8,616,084
Software — 1.0%
Castle U.S. Holding Corp., 10.00%, 6/30/31(1)	186,000	39,060
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	6,704,000	6,509,727
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	2,102,000	2,041,866
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	725,000	680,025
Gen Digital, Inc., 6.75%, 9/30/27(1)	950,000	953,545
Gen Digital, Inc., 7.125%, 9/30/30(1)	1,650,000	1,680,472
McAfee Corp., 7.375%, 2/15/30(1)	1,850,000	1,573,549
Open Text Corp., 3.875%, 2/15/28(1)	1,225,000	1,194,549
Open Text Corp., 3.875%, 12/1/29(1)	700,000	644,161
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	900,000	825,122
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	630,000	553,481

Rocket Software, Inc., 9.00%, 11/28/28(1)	450,000	447,690
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	860,000	867,908
UKG, Inc., 6.875%, 2/1/31(1)	1,175,000	1,142,252
		19,153,407
Specialized REITs — 0.9%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	1,825,000	1,823,671
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,050,000	1,046,538
Iron Mountain, Inc., 5.25%, 7/15/30(1)	4,650,000	4,583,259
Iron Mountain, Inc., 4.50%, 2/15/31(1)	2,650,000	2,535,949
Iron Mountain, Inc., 6.25%, 1/15/33(1)	1,850,000	1,870,274
Iron Mountain, Inc., 6.25%, 1/15/35(1)	2,450,000	2,462,613
Millrose Properties, Inc., 6.375%, 8/1/30(1)	2,350,000	2,383,370
Millrose Properties, Inc., 6.25%, 9/15/32(1)	1,025,000	1,034,847
		17,740,521
Specialty Retail — 2.3%
Academy Ltd., 5.875%, 5/15/31(1)	1,225,000	1,225,791
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	800,000	820,770
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	1,474,000	1,528,737
Asbury Automotive Group, Inc., 4.50%, 3/1/28	645,000	638,868
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	803,862
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	350,000	334,955
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,425,000	1,454,520
Bath & Body Works, Inc., 6.75%, 7/1/36	1,750,000	1,754,737
Carvana Co., 9.00%, 6/1/30(1)	871,500	901,706
Carvana Co., 9.00%, 6/1/31(1)	730,526	806,677
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	4,861,000	4,730,876
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 1/15/31(1)	1,925,000	2,030,005
Gap, Inc., 3.625%, 10/1/29(1)	925,000	872,193
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	1,675,000	1,651,349
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 8/15/29(1)	800,000	828,709
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	1,066,000	1,011,639
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,900,000	1,382,613
Lithia Motors, Inc., 4.625%, 12/15/27(1)	1,525,000	1,518,684
Lithia Motors, Inc., 3.875%, 6/1/29(1)	2,725,000	2,611,908
Lithia Motors, Inc., 5.50%, 10/1/30(1)	400,000	395,346
Men's Wearhouse LLC, 9.00%, 2/1/31(1)	325,000	345,539
Michaels Cos., Inc., 8.50%, 3/15/33(1)	1,948,000	1,930,633
Michaels Cos., Inc., 11.00%, 3/15/34(1)	695,000	681,222
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,025,000	1,009,389
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	425,000	397,782
Murphy Oil USA, Inc., 5.875%, 6/1/34(1)	1,000,000	1,003,753
Park River Holdings, Inc., 8.75%, 12/31/30(1)	415,811	404,960
Park River Holdings, Inc., 8.00%, 3/15/31(1)	550,000	555,342
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	1,075,000	1,076,008
PetSmart LLC/PetSmart Finance Corp., 10.00%, 9/15/33(1)	2,900,000	2,906,676
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	920,000	903,247
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	475,000	457,336
Staples, Inc., 10.75%, 9/1/29(1)	1,750,000	1,670,827
Staples, Inc., 12.75%, 1/15/30(1)	1,362,296	1,044,570
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	875,000	829,912
Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.50%, 12/15/35(1)	50,000	48,349
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	975,000	945,919

		43,515,409
Technology Hardware, Storage and Peripherals — 0.6%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	1,225,000	1,278,803
NCR Voyix Corp., 5.00%, 10/1/28(1)	925,000	902,831
NCR Voyix Corp., 5.125%, 4/15/29(1)	754,000	736,000
Seagate Data Storage Technology Pte. Ltd., 4.09%, 6/1/29(1)	725,000	706,019
Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/30	2,300,000	2,342,256
Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/31(1)	1,760,000	1,675,370
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	2,145,000	2,366,606
Xerox Holdings Corp., 5.50%, 8/15/28(1)	725,000	425,106
Xerox Issuer Corp., 13.50%, 4/15/31(1)	550,000	375,375
		10,808,366
Textiles, Apparel and Luxury Goods — 0.3%
Beach Acquisition Bidco LLC, 10.00% Cash or 10.75% PIK, 7/15/33(1)	3,214,848	3,652,019
Crocs, Inc., 4.25%, 3/15/29(1)	925,000	898,056
Crocs, Inc., 4.125%, 8/15/31(1)	1,325,000	1,243,122
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 3/31/26(1)(3)(10)	968,773	14,531
S&S Holdings LLC, 8.375%, 10/1/31(1)	775,000	734,009
		6,541,737
Trading Companies and Distributors — 0.4%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)	975,000	940,298
EquipmentShare.com, Inc., 9.00%, 5/15/28(1)	750,000	766,022
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,000,000	2,082,970
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	1,471,000	1,507,141
Herc Holdings, Inc., 6.625%, 6/15/29(1)	375,000	383,135
Herc Holdings, Inc., 5.75%, 3/15/31(1)	625,000	624,697
Herc Holdings, Inc., 6.00%, 3/15/34(1)	775,000	770,649
QXO Building Products, Inc., 6.75%, 4/30/32(1)	1,125,000	1,162,332
		8,237,244
Transportation Infrastructure — 0.1%
Beacon Mobility Corp., 7.25%, 8/1/30(1)	675,000	703,109
Star Leasing Co. LLC, 7.625%, 2/15/30(1)	775,000	766,443
		1,469,552
Wireless Telecommunication Services — 0.7%
Altice France Lux 3/Altice Holdings 1, 10.00%, 1/15/33(1)	2,195,000	2,161,405
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)	1,000,000	1,011,205
Digicel Group Holdings Ltd., Series 1B14, 0.00%, 12/31/30(1)(5)	682,295	51,172
Digicel Group Holdings Ltd., Series 3B14, 0.00%, 12/31/30(1)(5)	174,996	5,250
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)	1,800,000	1,854,720
Rogers Communications, Inc., VRN, 7.00%, 4/15/55	225,000	230,346
Rogers Communications, Inc., VRN, 7.125%, 4/15/55	550,000	565,328
Uniti Services LLC, 7.50%, 10/15/33(1)	200,000	210,610
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	3,300,000	2,714,560
Vmed O2 U.K. Financing I PLC, 7.75%, 4/15/32(1)	800,000	723,513
Vmed O2 U.K. Financing I PLC, 6.75%, 1/15/33(1)	1,400,000	1,186,683
Vodafone Group PLC, VRN, 7.00%, 4/4/79	1,575,000	1,634,039
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,439,000	1,503,120
		13,851,951
TOTAL CORPORATE BONDS (Cost $1,819,017,911)		1,808,261,290

BANK LOAN OBLIGATIONS(6) — 0.9%
Construction Materials — 0.1%
Quikrete Holdings, Inc., 2025 Term Loan B, 5.89%, (1-month SOFR plus 2.25%), 2/10/32	1,481,250	1,481,865
Containers and Packaging — 0.0%
Sword Purchaser LLC, USD Term Loan B, 7.64%, (CME Term SOFR plus 4.00%), 4/11/33	750,000	732,832
Entertainment — 0.1%
Allen Media LLC, 2021 Term Loan B, 9.38%, (3-month SOFR plus 5.50%), 2/10/27	812,897	560,289
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.14%, (1-month SOFR plus 2.50%), 6/3/33	514,904	515,687
		1,075,976
Food Products — 0.1%
Northeast Grocery, Inc., Term Loan B, 11.14%, (3-month SOFR plus 7.50%), 12/13/28	2,625,923	2,651,079
Independent Power and Renewable Electricity Producers — 0.1%
Lightning Power LLC, Term Loan B, 5.89%, (1-month SOFR plus 2.25%), 8/18/31	1,102,500	1,104,986
Media — 0.2%
iHeartCommunications, Inc., 2024 Term Loan, 9.53%, (1-month SOFR plus 5.78%), 5/1/29	2,822,853	2,699,367
Sinclair Television Group, Inc., 2025 Term Loan B6, 12/31/29(7)	725,000	638,457
Univision Communications, Inc., 2022 First Lien Term Loan B, 7.98%, (3-month SOFR plus 4.25%), 6/24/29	72,000	72,036
		3,409,860
Paper and Forest Products — 0.1%
Glatfelter Corp., Term Loan B, 7.89%, (3-month SOFR plus 4.25%), 11/4/31	1,394,161	1,389,225
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan B, 6.48%, (3-month SOFR plus 2.75%), 2/14/31	2,099,297	2,040,444
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2025 Term Loan B, 9.89%, (1-month SOFR plus 6.25%), 10/8/30	792,000	769,848
Paradigm Parent LLC, 1st Lien Term Loan, 8.23%, (3-month SOFR plus 4.50%), 4/16/32	1,985,000	1,709,591
		2,479,439
Textiles, Apparel and Luxury Goods — 0.0%
Beach Acquisition Bidco LLC, USD Term Loan B, 6.39%, (3-month SOFR plus 3.25%), 9/12/32	970,131	976,544
TOTAL BANK LOAN OBLIGATIONS (Cost $17,482,420)		17,342,250
PREFERRED SECURITIES — 0.8%
Banks — 0.0%
Citigroup, Inc., 6.875%	325,000	333,019
Consumer Finance — 0.0%
Ally Financial, Inc., 7.10%	775,000	785,712
Electric Utilities — 0.1%
Electricite de France SA, 9.125%(1)	400,000	464,613
NRG Energy, Inc., 10.25%(1)	2,025,000	2,190,965
		2,655,578
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp., 7.00%(1)	3,435,000	3,470,476
Vistra Corp., 8.00%(1)	3,034,000	3,066,373
		6,536,849
Oil, Gas and Consumable Fuels — 0.3%
Plains All American Pipeline LP, 8.02%	1,125,000	1,128,806
Sunoco LP, 7.875%(1)	2,950,000	3,069,717
Venture Global LNG, Inc., 9.00%(1)	875,000	854,731
		5,053,254
TOTAL PREFERRED SECURITIES (Cost $14,350,086)		15,364,412
COMMON STOCKS — 0.5%
Building Products — 0.0%
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(3)(8)	1,684	2,526

Capital Markets — 0.1%
Ardagh Holdings SA(3)	160,413	1,111,020
Chemicals — 0.0%
Cornerstone Chemical Co. (Acquired 1/11/24, Cost $54,814)(3)(8)	15,661	157
SK Mohawk Holdings SCS (Acquired 02/2/26, Cost $83,138 )(3)(8)	7,558	68,022
		68,179
Consumer Finance — 0.0%
Curo Group Holdings LLC(3)	14,289	178,613
Diversified Telecommunication Services — 0.0%
SES SA(3)	32,375	511,930
Energy Equipment and Services — 0.1%
Nine Energy Service, Inc.(3)	80,212	1,043,558
Gas Utilities — 0.0%
Ferrellgas Partners LP(3)	1,820	43,680
Health Care Equipment and Supplies — 0.0%
Par Health, Inc. (Acquired 12/23/25, Cost $160,219)(3)(8)	23,048	84,990
Health Care Providers and Services — 0.0%
Air Methods Corp. (Acquired 2/20/24, Cost $26,325) (3)(8)	1,080	141,750
IT Services — 0.1%
Carnelian Point Holdings LP (Acquired 2/3/15 - 4/27/21, Cost $5,024,155)(3)(8)	2,222	10,354
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $3,259,445) (3)(8)	235,339	1,096,680
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $2,079,979) (3)(8)	150,179	349,917
		1,456,951
Media — 0.1%
Altice Luxembourg SA (Acquired 10/1/25, Cost $2,248,718)(3)(8)	129,093	2,595,414
Audacy, Inc. (Acquired 10/1/24, Cost $15,056) (3)(8)	941	3,646
TPC Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(8)	7,517	163,495
		2,762,555
Pharmaceuticals — 0.1%
Keenova Therapeutics (Acquired 1/12/24, Cost $297,805)(3)(8)	8,683	823,800
Keenova Therapeutics PLC (Acquired 4/29/24, Cost $1,186,328)(3)(8)	14,365	1,362,879
		2,186,679
TOTAL COMMON STOCKS (Cost $20,309,203)		9,592,431
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks — 0.1%
Barclays PLC, 9.625% (Cost $1,000,000)	1,000,000	1,110,092
CONVERTIBLE BONDS — 0.0%
Diversified Telecommunication Services — 0.0%
Uniti Group, Inc., 7.50%, 12/1/27 (Cost $536,868)	475,000	575,700
WARRANTS — 0.0%
Consumer Finance — 0.0%
Curo Group Holdings LLC(3)	24,966	37,449
Health Care Providers and Services — 0.0%
Air Methods Corp.(3)	6,000	225,327
Air Methods Corp.(3)	2,842	62,067
		287,394
Media — 0.0%
Audacy Capital Corp.(3)	190	—
Audacy Capital Corp.(3)	1,140	—
		—

TOTAL WARRANTS (Cost $—)		324,843
ESCROW INTERESTS(9) — 0.0%
Banks — 0.0%
Washington Mutual, Inc.(3)	250,000	750
Broadline Retail — 0.0%
Saks Global Enterprises LLC(3)	2,100,900	5,252
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp.(3)	70,050	7
Diversified Telecommunication Services — 0.0%
Altice Luxuembourg SA(3)	6,042	1,010
Ground Transportation — 0.0%
Hertz Corp.(3)	1,075,000	107
Oil, Gas and Consumable Fuels — 0.0%
Sanchez Energy Corp.(3)	3,990,000	20,150
Sanchez Energy Corp.(3)	2,225,000	11,236
		31,386
Pharmaceuticals — 0.0%
Endo GUC Trust(3)	421,757	4,218
TOTAL ESCROW INTERESTS (Cost $6,597,250)		42,730
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $19,111,085)	19,111,085	19,111,085
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $1,898,404,823)		1,871,724,833
OTHER ASSETS AND LIABILITIES — 1.1%		20,211,992
TOTAL NET ASSETS — 100.0%		$1,891,936,825

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,534,983,268, which represented 81.1% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date..
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $6,703,630, which represented 0.4% of total net assets.
(9)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(10)Maturity is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,808,261,290	—
Bank Loan Obligations	—	17,342,250	—
Preferred Securities	—	15,364,412	—
Common Stocks	$1,087,239	8,505,192	—
Convertible Preferred Securities	—	1,110,092	—
Convertible Bonds	—	575,700	—
Warrants	—	324,843	—
Escrow Interests	—	42,730	—
Short-Term Investments	19,111,085	—	—
	$20,198,324	$1,851,526,509	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.